Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


February 2, 2009

Kevin Dougherty
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Community Alliance, Inc.
      Amendment 1 to Registration Statement on Form 10
      Filed November 26, 2008
      File No. 0-53406

Dear Mr. Dougherty:

Pursuant to your comment letter dated December 31, 2008, please note the following responses.

Item 1. Business
Spin-off from parent
1. We are considering your response to prior comment 1 of our letter dated October 9, 2008. We may have further comments.

No response required.

2. We note that you state in the last sentence of the first paragraph under this subheading that there is no assurance at this time that the share exchange will be consummated, and therefore no assurance that the spin-off will be consummated. We note similar disclosure on page 34. Please revise this statement, and any other references throughout your filing as necessary, in light of the fact that the share exchange closed on November 1, 2008.

The disclosure has been revised for accuracy.

License agreement - 45 states
3. We are unable to locate the filed amendment to the license agreement dated October 30, 2007 amending the performance terms for the years 2006 and 2007 in exchange for a cash payment of $10,000. Please file the amended agreement or advise.

The addendum is attached as an exhibit 10-5 to this filing.
Additionally, an additional addendum has been executed and attached as an exhibit 10-6.

Sub-licenses for custom take-home school folders
Activity of present sub-licensees
4. We note your revised disclosure on page 8 in response to comment 6 of our letter dated October 9, 2008. In regard to the Arizona sub-license agreement, please disclose the number of schools that your sub-licensee has placed under contract.

The disclosure has been added as follows:

The Arizona sub-licensee purchased the Sub-license on November 5, 2005 and paid the full $10,000 upon the signing of the sub-license Agreement While the Sub-license agreement gives us the right to cancel the Agreement if the Sub-license does not have a minimum of fifteen schools under contract in any given year, to day, the sub-license has placed a total of seven schools under contract. Due to family obligations, the sub-license has not yet reached the fifteen school mark, however, we do not intend to cancel the Agreement during 2009.


Item 2 Financial information
Management's discussion and analysis of financial condition and results of operations.

Capital and source of liquidity.
5. You disclose on page 24 in response to comment 18 of our letter dated October 9, 2008 that if additional capital is needed to fund short-term cash needs that cannot be provided from operations, your president, Phillip E. Ray, is prepared to supply additional capital on a loan basis. However, on page 26 you later disclose that if you are unable to increase sales of sub-licenses to generate revenue or raise additional capital from debt or equity financing, you may be forced to curtail or cease operations. You further disclose that you have no commitment from your officers, directors, or shareholders to fund operations or provide any financing in the future. Please reconcile these contradictory disclosures.

The disclosures have been reconciled.

Results of operations
6. We note your revisions in response to comment 19 of our letter dated October 9, 2008. Please quantify the number of new licensing agreements signed during the nine months ended August 31, 2008. In addition, there appears to be $7,828 of the increased operating expenses during this period from a year earlier whose contributing factor or factors have not been identified nor quantified. You also have used incorrect dates in describing various time periods under your results of operations, such as your subheading "Year Ended November 30, 2007 Compared to Year Ended November 30, 2007." Please revise accordingly.

The fact that no new sub-licenses have been sold since March 14, 2006 has been disclosure. The contributing factor relating to increased operating expenses has been disclosed and the typo in the heading has corrected.

Item 4.  Security ownership of certain beneficial owners and management
7. In response to comment 20 of our letter dated October 9, 2008 with respect to your existing security ownership, before completion of the spin-off. However, the number of common shares outstanding used in that calculation, 7,535,000, appears to be the number adjusted for completion of the spin-off. You disclose on page 35 that after the August 13, 2008 forward stock split you had 1,507,000 shares outstanding. Please explain.

The disclosure has been reconciled for accuracy.

8. You respond to comment 21 of our letter dated October 9, 2008 by disclosing on page 30 that Phillip E. Ray is the beneficial owner of 552,500 shares of Fresh Ideas common stock, through his direct ownership of 2,500 shares; and through his position as sole officer and director of American Business Services, Inc., which owns 250,000 shares; and as the majority shareholder an d sole officer and director of VentureVest Capital Corporation, which owns 300,000 shares. You also disclosed that A. Terry Ray is the beneficial owner of 552,000 shares directly and indirectly held by her spouse, Phillip E. Ray; and that Ruth Daily is the beneficial owner of 632,500 common shares.
These numbers, however, appear to be inconsistent with the information you provide in your response letter. Please explain and revise your disclosure, if necessary.

The disclosure has been revised for accuracy.

Item 7. Certain relationships and related transactions and director independence
9. Your response to comment 26 of our letter dated October 9, 2008 did not include a discussion of the commissions to be paid to Ms. Daily under various contracts. We note your disclosure in the first four paragraphs on page 7 addressing her commissions, though it is unclear whether she will receive multiple commissions based on her individual sales and also on all total sales in that state. Please clarify.

The disclosure has been clarified.

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker